Investment Strategy	Dec. 31, 2025
iMGP Global Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Global Select Fund invests in the securities of companies that the sub‑advisors to the Global Select Fund (each, a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Global Select Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Global Select Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of the Global Select Fund’s assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the Global Select Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the Global Select Fund’s assets by independently managing a portfolio typically composed of at least 10, but not more than 35 stocks (resulting in total Fund holdings of 20 to 70 different stocks).
Under normal market conditions, the Global Select Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Typically, the Fund invests between 25%‑75% in equity securities of U.S. companies and between 25‑75% of its net assets in equity securities of non‑U.S. companies. The specific allocation to U.S. and non‑U.S. securities will vary from time to time based on the sub‑advisors’ assessment of domestic and international market conditions. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). There is no minimum portion of the Global Select Fund’s assets required to be invested in any single country, but the Global Select Fund will invest more than 25% of its assets, and typically a much higher percentage, in non‑U.S. countries. The Global Select Fund may invest in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics. Each sub‑advisor may, at its discretion, invest in foreign currencies or use currency futures or forwards to hedge the currency risk of holding non‑U.S. Dollar denominated securities.
Securities in which the Global Select Fund may invest include predominantly equity securities (common stocks). The Global Select Fund may focus its investments in certain sectors – including, but not limited to, the finance, technology and healthcare sectors – from time to time as a result of the implementation of the Global Select Fund’s investment strategy by the sub‑advisors, but sector focus is not a principal strategy of the Fund. Investment in a sector typically includes investment in multiple industries within a sector. The Fund invests in securities of all sizes, but typically focuses on the securities of large companies, as measured by market capitalization at the time of acquisition.
The Global Select Fund’s two sub‑advisors emphasize different stock-picking styles and invest primarily in large‑cap stocks. The Fund’s two sub‑advised portfolios can generally be described as: (1) global large cap growth and (2) global large cap value, with target allocations to each portfolio as indicated in the following table:

SUB‑ ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO	STOCK-PICKING STYLE
Polen Capital Management, LLC (“Polen Capital”)	50%	Large‑sized companies	Growth
Scharf Investments, LLC (“Scharf”)	50%	All sizes, but mostly large‑sized companies	Value
The Global Select Fund’s large cap growth strategy managed by Polen Capital focuses on investments in large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in Polen Capital’s opinion, have a sustainable competitive advantage. Polen Capital uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage, focusing on five principal “guardrails”, including (i) return on equity, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets, (iv) stable or growing profit margins, and (v) organic revenue growth, to narrow down the broad universe to the types of businesses in which the Global Select Fund will invest. The Global Select Fund’s large cap growth strategy invests in high-quality large capitalization growth companies that Polen Capital believes have a competitive advantage within an industry and can deliver sustainable, above-average earnings growth.
The Global Select Fund’s global large cap value strategy managed by Scharf invests in equity securities of companies of all size market capitalizations, with a focus on large capitalization companies. Scharf utilizes five key elements in its equity investment philosophy: (i) low valuation, (ii) discount to fair value, (iii) investment flexibility, (iv) focus and (v) long-term perspective. Through a proprietary screening process, Scharf seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value, which Scharf describes as “growth stocks at value prices.” Scharf targets companies it can purchase at a 30% discount due to temporary market mispricing and considers certain factors, including, among others, a company’s market conditions and earnings stream, to determine whether a low valuation is temporary and therefore a candidate for investment, or structural and reflecting a larger underlying issue that would make an investment unattractive.
Each sub‑advisor applies its investment process when determining when a security may be sold. Generally, a security may be sold: (1) if the sub‑advisor believes the security’s market price exceeds the its estimate of intrinsic value; (2) if the sub‑advisor’s view of the business fundamentals (profitability, balance sheet stability, product acceptance, competitive advantages) or management of the underlying company changes; (3) if a more attractive investment in terms of long-term growth potential is found; (4) if general market conditions that may include changes in employment rates, interest rate fluctuations, changes in fiscal policies, changes in regulations and other factors trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons.

iMGP International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The International Fund invests in the securities of companies that the sub‑advisors to the International Fund (each, a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the International Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the International Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of International Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the International Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the International Fund’s assets by independently managing a focused portfolio (resulting in total International Fund holdings of 40 to 80 different stocks).
Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid‑, and small-capitalization companies, as measured by market capitalization at the time of acquisition, and companies located in emerging markets. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. The International Fund may focus its investments in certain sectors – including, but not limited to, the technology and financial sectors – from time to time as a result of the implementation of the International Fund’s investment strategy by the sub‑advisors, but sector focus is not a principal strategy of the International Fund.
Each sub‑advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing its investment strategy, the International Fund seeks to:
•	combine the efforts of several experienced, high quality international managers;
•	access the highest conviction stock-picking ideas of each manager at any point in time;
•	deliver a portfolio that is prudently diversified in terms of stocks (typically 40 to 80) and industries while still allowing each manager to run portfolio segments focused on only its highest conviction stocks; and
•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.

SUB‑ ADVISOR	TARGET ASSET ALLOCATION	MARKET CAPITALIZATION OF COMPANIES IN PORTFOLIO
Harris Associates L.P. (“Harris”)	15%	All sizes
Lazard Asset Management (“Lazard”)	30%	All sizes
Zadig Asset Management S.A. (“Zadig”)	30%	Mostly large‑sized companies
Polen Capital Management, LLC (“Polen Capital”)	25%	All sizes, but mostly large- and mid‑sized companies

iMGP APA Enhanced Income Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the APA Enhanced Income Municipal Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. dollar-denominated municipal bonds of intermediate maturities that are exempt from federal income tax. The dollar-weighted average portfolio duration of the APA Enhanced Income Municipal Fund, under normal circumstances, is expected to range from 4 to 8 years. Municipal bonds are debt obligations issued by a state, territory, or possession of the United States or a political subdivision, public instrumentality, agency or other governmental unit of such a state, territory, or possession (e.g., county, city, town, village, district or authority). The municipal bonds in which the APA Enhanced Income Municipal Fund invests may include municipal lease obligations, municipal general obligation bonds, municipal essential service revenue bonds, municipal cash equivalents, loans, mortgages, pre‑refunded and escrowed‑to‑maturity municipal bonds and other debt instruments and pools of any of the foregoing. Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features, meaning certain maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities.
The APA Enhanced Income Municipal Fund may invest up to 10% of its total assets in unrated securities, and may invest up to 20% of its total assets in unrated securities and below investment grade securities (also known as “junk bonds” or “high yield securities”), but will generally invest less than 10% of its total assets in such securities. Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB‑ by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization, or unrated but determined by the APA Enhanced Income Municipal Fund’s sub‑advisor, Asset Preservation Advisors, LLC (“APA” or the “Sub‑Advisor), to be of comparable quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the security will be considered to have the higher credit rating. The APA Enhanced Income Municipal Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if the Sub‑Advisor believes it would be advantageous to do so. Under normal circumstances, the Sub‑Advisor will manage the APA Enhanced Income Municipal Fund’s duration to approximate the intermediate-term duration of the Fund’s benchmark index, the Bloomberg 1‑15 Year Municipal Index, an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than fifteen years. As of December 31, 2025, the average duration of the benchmark was 4.82 years. While the APA Enhanced Income Municipal Fund will target intermediate-term maturities and durations, the Fund may invest in bonds of any maturity or duration. The APA Enhanced Income Municipal Fund’s average weighted portfolio maturity and duration will vary from time to time depending on the Sub‑Advisor’s views on the direction of interest rates. At times the Sub‑Advisor may adjust portfolio duration to take a more defensive or opportunistic position as market and yield curve conditions change. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The APA Enhanced Income Municipal Fund will sell a security in the event of deteriorating credit fundamentals, if the municipal market exhibits rich valuations, meaning that municipal securities are priced above expected levels without a logical explanation, or if the Sub‑Advisor identifies an investment that it believes has better relative value.
Although the APA Enhanced Income Municipal Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. The Sub‑Advisor may also allocate a significant portion of the APA Enhanced Income Municipal Fund to a specific segment of the municipal bond yield curve. A yield curve is a graphic representation of the actual or projected yields of debt obligations in relation to their maturities and durations. In particular, the APA Enhanced Income Municipal Fund often favors bonds with more than 5 years to maturity that may offer higher yields.

iMGP Low Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Low Duration Income Fund invests in a mix of strategies that iM Global believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The Low Duration Income Fund is intended to be used by investors seeking attractive long-term returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. A high level of current income is a secondary objective.
The Advisor believes that giving highly disciplined sub‑advisors (each, a “manager” or “sub‑advisor”) latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Low Duration Income Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Low Duration Income Fund’s portfolio assets to each sub‑advisor, but it is expected that no one strategy will be allocated less than 10% of portfolio assets or more than 60% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to (or removed from) the Low Duration Income Fund in the future and/or there may be adjustments in the allocation ranges. The Advisor is responsible for establishing the target allocation of Low Duration Income Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large‑cap, mid‑cap and small‑cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the Low Duration Income Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities.
Sub‑advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin-offs; as well as other opportunities in other areas. In the aggregate, the managers can invest globally in debt and equity securities of companies of any size, domicile or market capitalization, government and corporate bonds, loans, loan participation interests, mortgage or other asset-backed securities and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the Low Duration Income Fund. The managers may invest without limitation in below investment grade fixed income securities. Under normal market conditions, the Low Duration Income Fund does not expect to invest more than 25% of its total assets in emerging market securities. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics.
The managers may also write options, invest in derivatives, including, without limitation, options, futures contracts, participatory notes (“P‑Notes”) and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the Low Duration Income Fund’s total assets (except that the Low Duration Income Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the Low Duration Income Fund as a whole may not hold more than 15% of its net assets in illiquid securities.
Each sub‑advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub‑advisors focus on are as follows: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. iM Global may hire sub‑advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the Low Duration Income Fund’s portfolio at all times.

SUB‑ ADVISOR	TARGET ASSET ALLOCATION	STOCK‑PICKING STYLE
Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”)	40%	Credit Value
Guggenheim Partners Investment Management, LLC (“Guggenheim”)	40%	Multi-Credit
Neuberger Berman Investment Advisers LLC (“Neuberger”)	20%	Option Income
The sub‑advisor that manages the credit value strategy primarily invests its segment of the Low Duration Income Fund in fixed income securities it believes have the potential for excess return. The sub‑advisor invests in fixed income securities from a wide variety of sectors, asset-backed securities, commercial mortgage-backed securities, corporate bonds, floating-rate loans and municipal bonds. The sub‑advisor expects to invest in structured and corporate securities. The sub‑advisor’s emphasizes A/BBB‑rated asset backed securities and BBB/BB‑rated corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. The sub‑advisor also invests in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. Fixed income securities and portfolios with longer durations are subject to more volatility than those with shorter durations. The sub‑advisor will not typically own distressed securities.
The sub‑advisor that manages the multi-credit strategy seeks to preserve invested capital and maximize total return through a combination of current income and capital appreciation. The team invests in a wide range of fixed income and other instruments selected from a variety of credit qualities, and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency, mezzanine and preferred securities and convertible securities. The team seeks opportunities across fixed income market sectors and aims to take advantage of downturns/inefficiencies that occur during times of uncertainty. The multi-credit strategy is flexible and is not constrained by duration, sector, issuer, or credit quality.
The sub‑advisor that manages the option income strategy writes collateralized put options on both U.S. indices, including the S&P 500® Index and the Russell 2000® Index, and exchange traded funds (“ETFs”). The manager seeks to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to the level of volatility the strategy would experience if the Low Duration Income Fund held the underlying equity index on which the options are written. The portfolio’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, mortgage-backed securities and asset-backed securities. The manager also may invest in money market mutual funds and ETFs.

iMGP SMALL COMPANY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Small Company Fund invests in the securities of smaller companies that the sub‑advisors to the Fund (each a “manager” or “sub‑advisor”) believe have strong appreciation potential. The Advisor believes that giving highly disciplined managers latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Small Company Fund to give its sub‑advisors broad flexibility but limit the sub‑advisors to their highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the Small Company Fund’s portfolio assets to each sub‑advisor. The Advisor is responsible for establishing the target allocation of Small Company Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth and value) and may adjust the target allocations at its discretion. A “growth investing” style involves identifying securities for the Fund that the sub‑advisor expects to have above-average potential for growth in revenue and earnings. A “value investing” style involves identifying securities for the Fund that the sub‑advisor believes are underpriced relative to comparable securities, determined by price/earnings ratios, cash flows or other measures. Market performance may result in allocation drift among the managers of the Small Company Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre‑established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub‑advisor. The Advisor monitors the individual portfolios managed by the sub‑advisors to ensure that the overall portfolio does not include any unintentional over-weights to sectors, industries or individual securities. Under normal conditions, each sub‑advisor manages a portion of the Small Company Fund’s assets by independently managing a portfolio typically composed of between 25 and 50 stocks (resulting in total Small Company Fund holdings of 50 to 100 different stocks). The target allocations to each sub-advisor are indicated in the following table:

SUB‑ADVISOR	TARGET ASSET ALLOCATION	INVESTMENT STYLE
D.F. Dent and Company, Inc.	50%	Growth
CI SBH Asset Management	50%	Value
Under normal market conditions, the Small Company Fund invests at least 80% of its net assets, in securities of small‑sized U.S. companies, as measured by market capitalization at the time of acquisition. The Small Company Fund may focus its investments in certain sectors – including, but not limited to, the industrial and technology sectors – from time to time as a result of the implementation of the Small Company Fund’s investment strategy by the managers, but sector focus is not a principal strategy of the Small Company Fund. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the managers’ ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate.
The Advisor defines a “small company” as one whose market capitalization is within the range of the market capitalizations of companies in the Russell 2000 Index. As of December 31, 2025, the range of market capitalizations of companies in the Russell 2000 Index was from approximately $5 million to $31 billion.
A sub‑advisor may invest up to 15% of the Small Company Fund’s net assets in the securities of foreign companies, including those located in emerging markets. The Advisor defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics
Generally, a security may be sold: (1) if the sub‑advisor believes the security is overvalued; (2) if the sub‑advisor’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the sub‑advisor’s assessment criteria; or (5) for other portfolio management reasons.
The Small Company Fund’s sub‑advisors may trade their portfolios frequently.

iMGP Dolan McEniry Core Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Dolan McEniry Core Plus Fund invests in a diversified portfolio of corporate investment grade bonds, corporate high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. The Advisor believes that giving a highly disciplined manager latitude in the types of bonds it can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the Dolan McEniry Core Plus Fund to give its sub‑advisor (the “sub‑advisor” or “manager”) broad flexibility but limit the sub‑advisor to its highest-conviction ideas. The Advisor is responsible for recommending which sub‑advisors to hire or remove. Before hiring a sub‑advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
All securities will be U.S. dollar denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation. Under normal market conditions, the Dolan McEniry Core Plus Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in corporate bonds. In addition to investments in corporate bonds issued by U.S. issuers, the Dolan McEniry Core Plus Fund may invest in corporate bonds issued by foreign corporations. With respect to the Dolan McEniry Core Plus Fund’s net assets allocated to investments in corporate bonds, the Dolan McEniry Core Plus Fund invests approximately 75% in corporate bonds that are determined by the sub‑advisor to be investment grade, and approximately 25% in high yield bonds (also known as “junk bonds”). The Dolan McEniry Core Plus Fund’s investments in investment grade corporate bonds will be rated investment grade (BBB‑by Standard & Poor’s or equivalent) by at least one major credit rating agency identified as a nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined to be of comparable quality by the sub‑advisor. The Dolan McEniry Core Plus Fund may invest up to 20% of its net assets in U.S. Government and Treasury securities. The Dolan McEniry Core Plus Fund will not make any change in its investment policy of investing at least 80% of its net assets in corporate bonds without first providing shareholders with at least 60 days’ prior written notice.
The sub‑advisor anticipates that the Dolan McEniry Core Plus Fund’s duration will reflect that of the Bloomberg U.S. Intermediate Credit Index, plus or minus 50%. For example, if the duration of the Bloomberg U.S. Intermediate Credit Index is 5 years, the Dolan McEniry Core Plus Fund’s duration may be 2.5–7.5 years. As of March 31, 2026, the duration of the Bloomberg U.S. Intermediate Credit Index was 4.09 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.
The Dolan McEniry Core Plus Fund’s investment universe consists of corporate investment grade bonds, high yield bonds, and U.S. Government and Treasury securities maturing within 10 years or less. When making decisions to buy or sell an investment for the Dolan McEniry Core Plus Fund, the sub‑advisor utilizes bottom‑up investment analysis which focuses on credit analysis and selection of undervalued bonds. The sub‑advisor analyzes companies’ financial statements and creates financial models to assess trends in revenue, margins, earnings, cash earnings, investments in working capital and fixed assets, debt levels and cash balances, and other items, ranking each company by risk and return. The sub‑advisor then applies qualitative diligence reviews of each company, taking into consideration pricing, liquidity, event risk and duration to select specific investments for the Dolan McEniry Core Plus Fund’s portfolio. The sub‑advisor’s investment process is designed to identify undervalued corporate bonds – those that trade at wide spreads to U.S. Treasury securities yet are issued by companies that, in the sub‑advisor’s assessment, generate sufficient cash flow to meet their debt obligations. The sub‑advisor ranks securities with equal weighting given to risk (cash flow coverage of debt obligations) and return (spread to U.S. Treasuries). The process identifies what the sub‑advisor deems to be the most undervalued bonds. The sub‑advisor will consider selling a security if the company’s fundamentals deteriorate to an unacceptable degree according to the sub‑advisor’s free cash flow credit analysis; the security has appreciated in price to a level that makes it no longer attractive in the sub‑advisor’s ranking system; or if the sub‑advisor identifies a more attractive investment opportunity. Concentration of investments in certain sectors – including, but not limited to, the consumer staples and industrial sectors – may occur from time to time as a result of the implementation of the Dolan McEniry Core Plus Fund’s investment strategy by the manager, but sector focus is not a principal strategy of the Dolan McEniry Core Plus Fund.

iMGP DBi Managed Futures Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by: (i) investing its assets pursuant to a managed futures strategy (described below); (ii) allocating up to 20% of its total assets in its wholly-owned subsidiary (the “Subsidiary”); and (iii) investing directly in select debt instruments for cash management and other purposes. The Subsidiary, which is organized under the laws of the Cayman Islands, is advised by the Fund’s sub‑advisor, Dynamic Beta investments (“DBi” or the “Sub‑Advisor”), and will comply with the Fund’s investment objective and investment policies .
The Fund’s managed futures strategy employs long and short positions in derivatives, primarily futures contracts and forward contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Fund positions in those contracts are determined based on a proprietary, quantitative model – the Dynamic Beta Engine – that seeks to identify the main drivers of performance by approximating the current asset allocation of a selected pool of the largest commodity trading hedge fund managers (the “Target”), which are managers that use futures or forward contracts to achieve their investment objectives. The Dynamic Beta Engine analyzes recent (i.e., trailing 60‑day) performance of the Target in order to identify a portfolio of liquid financial instruments that closely reflects the Target’s estimated current asset allocation with the goal of simulating the performance, but not the underlying positions, of the Target.
The Sub‑Advisor relies exclusively on the Dynamic Beta Engine and does not have discretion to override the model-determined asset allocation or portfolio weights. The Sub‑Advisor will periodically review whether instruments should be added to or removed from the model in order to improve the model’s efficiency. The model’s asset allocation is limited to asset classes that are traded on U.S.-based exchanges. Based on this analysis, the Fund will invest in an optimized portfolio of long and short positions in domestically-traded, liquid derivative contracts selected from a pool of the most liquid derivative contracts, as determined by the Sub‑Advisor.
Futures contracts and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre‑determined price in the future. The Fund takes long positions in derivative contracts that provide exposure to various asset classes, sectors and/or markets that the Fund expects to rise in value, and takes short positions in asset classes, sectors and/or markets that the Fund expects to fall in value. Agreeing to buy the underlying instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying instrument is called selling a futures contract or taking a short position in the contract.
The Fund may have gross notional exposure, which is defined as the sum of the notional exposure of both long and short derivative positions across the Fund, that approximates the current asset allocation and the risk profile of a diversified pool of the largest Commodity Trading Advisors (“CTAs”). The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder, impose certain limitations on the Fund’s ability to use leverage. Under normal market conditions, the Sub‑Advisor will seek to achieve Fund volatility of 8‑10% on an annual basis, which refers to the approximate maximum amount of expected gains or losses during a given year expressed as a percentage of value.
The Sub‑Advisor will, in an effort to reduce certain risks (e.g., volatility of returns), limit the Fund’s gross notional exposure on certain futures contracts whose returns are expected to be particularly volatile. In addition to these specific exposure limits, the Sub‑Advisor will use quantitative methods to assess the level of risk for the Fund.
The Fund intends to gain exposure to commodities through its investments in the Subsidiary and may invest up to 20% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, fixed income securities, pooled investment vehicles, including those that are not registered with the SEC under the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments; however, the Subsidiary complies with the same 1940 Act requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole investor in the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
In addition to its use of futures and investment in the Subsidiary, the Fund expects, under normal circumstances, to invest a large portion of the portfolio in debt securities in order to collateralize its derivative investments, for liquidity purposes, or to enhance yield. The Fund may hold fixed income instruments of varying maturities, but that have an average duration of less than one year. In particular, the Fund may hold government money market instruments, such as U.S. Treasury securities and U.S. government agency discount notes and bonds with maturities of two years or less.
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.

iMGP Berkshire Dividend Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of U.S. companies that pay dividends annually, with an emphasis on stocks that have a strong track record of paying quarterly dividends or that are expected to increase their dividends over the next one to five years. The Fund seeks to generate a growing stream of equity income by investing in a select portfolio of high-quality businesses that the Fund’s sub‑advisor, Berkshire Asset Management LLC (“Berkshire” or the “Sub‑Advisor”), believes generally have a high, stable, and growing dividend. The Sub‑Advisor focuses on a company’s regular, periodic dividends in its analysis of dividend growth, but may also take into account past payments of special dividends, meaning a non‑recurring, one‑time dividend distributed to a company’s stockholders. The Fund invests primarily in large-capitalization U.S. companies with market capitalizations of $10 billion or higher at the time of initial purchase.
The Fund seeks to invest in companies that have a current dividend yield that is at least as high as the S&P 500 Index average yield. The Fund may invest in companies with a lower dividend yield, however, if the Sub‑Advisor believes that those companies have a clear path to paying higher dividends.
In selecting investments for the Fund, the Sub‑Advisor considers the amount of a company’s current dividend yield, the stability of the dividend, and the growth of the dividend. The Sub‑Advisor evaluates a company’s balance sheet as it relates to the stability of the dividend, including how the amount of a company’s leverage could potentially impact that dividend. In addition, the Sub‑Advisor looks for companies that have a history of dividend growth, as well as prospects for future dividend growth. In assessing dividend growth, the Sub‑Advisor looks for companies with strong return on equity, which is a measure of a company’s profitability in relation to its stockholders’ equity.
The Fund’s portfolio is comprised of 30 to 40 high-quality companies that the Sub‑Advisor views as reasonably priced, where the companies are paying and growing dividends over a period of time of one to five years. The Fund seeks to provide superior risk-adjusted returns when compared to both the Russell 1000 Value Index and S&P 500 Index. The Fund may focus its investments from time to time in one or more sectors of the economy or stock market as a result of the implementation of its principal investment strategies, but sector focus is not a principal investment strategy of the Fund.
The Fund may invest up to 15% of its net assets in foreign equity securities, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Depositary Receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.
The Fund will not invest in cryptocurrency or digital assets or cryptocurrency or digital asset derivatives.
Securities may be sold if they underperform or to implement a revised allocation based on a modified view of market conditions. The Fund may also sell a security when the Sub‑Advisor believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Polen Capital Global Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is a non‑diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the opinion of Polen Capital Management, LLC, the sub‑advisor to the Fund (the “Sub‑Advisor”), have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning companies with market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub‑Advisor’s opinion, the stock represents a particularly attractive investment opportunity.
Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non‑U.S. equity securities, or, if conditions are not favorable, invest at least 30% of its assets in non‑U.S. equity securities. While under normal market conditions the Fund will invest in at least three different countries, the Sub‑Advisor anticipates that the Fund will ordinarily invest in approximately six or more countries. The specific allocation to U.S. and non‑U.S. securities will vary from time to time based on the Sub‑Advisor’s assessment of domestic and international market conditions. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). There is no minimum portion of the Fund’s assets required to be invested in any single country. Consistent with its investment criteria, the Fund may invest in equity securities of companies in emerging markets. An emerging market country is any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub‑Advisor identifies as having similar emerging markets characteristics Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.
The Fund invests in companies that the Sub‑Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub‑Advisor uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams.
The Sub‑Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub‑Advisor focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. In connection with its investment process, the Sub‑Advisor integrates issues it believes should be classified as material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub‑Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub‑Advisor as material ESG issues, are considered as part of the Sub‑Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub‑Advisor’s return expectations. The Sub‑Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub‑Advisor may still make an investment even if it fails to satisfy the Sub‑Advisor’s ESG factors.
Because the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market, including, but not limited to, the technology sector. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub‑Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub‑Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub‑Advisor may also sell a security if the Sub‑Advisor believes it is overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub‑Advisor may purchase and then sell a security in a shorter period of time, the Sub‑Advisor typically invests in securities with the expectation of holding those investments on a long term-basis.

Polen Capital China Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is a non‑diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in a portfolio of equity securities of Chinese companies that in the opinion of Polen Capital Management, LLC, the sub‑advisor to the
Fund (the “Sub‑Advisor”), have a sustainable competitive advantage. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that are located in China. Equity and equity-related securities include common and preferred stocks and warrants on common stock. An issuer is considered to be “located” in China based on its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated) in the People’s Republic of China (“PRC”) or Hong Kong. The Fund’s investments in equity securities may include common stocks, certain eligible China A Shares and China B Shares listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange via the Shanghai-Hong Kong Stock Connect and the Shenzhen‑Hong Kong Stock Connect (together, the “Stock Connects”) and China H Shares issued by companies that are incorporated in the PRC and trade on the Hong Kong Stock Exchange. The Fund may also gain exposure to such issuers by investing in depositary receipts including Global Depositary Receipts, American Depositary Receipts and International Depositary Receipts or through variable interest entities. The Fund invests across the market capitalization spectrum in small, mid‑ and large-capitalization companies.
The Fund invests in companies that the Sub‑Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub‑Advisor uses intensive fundamental research processes to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital; (ii) strong earnings growth and free cash flow generation; (iii) strong balance sheets and; (iv) competent and shareholder-oriented management teams. The Sub‑Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub‑Advisor focuses on identifying and investing in a concentrated portfolio of high quality growth companies that it believes have a competitive advantage and can deliver sustainable, above-average earnings growth.
In connection with its investment process, the Sub‑Advisor integrates issues it believes should be classified as material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub‑Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub‑Advisor as material ESG issues, are considered as part of the Sub‑ Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub‑Advisor’s return expectations. The Sub‑Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub‑Advisor may still make an investment even if it fails to satisfy the Sub‑Advisor’s ESG factors.
Because the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular investment or issuer than a diversified fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub‑Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub‑Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub‑Advisor may also sell a security if it is believed by the Sub‑Advisor to be overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub‑Advisor may purchase and then sell a security in a shorter period of time, the Sub‑Advisor typically invests in securities with the expectation of holding those investments on a long-term basis.

Polen Capital International Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund is a non‑diversified, actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (meaning companies with market capitalizations greater than $10 billion at the time of purchase), including companies in both developed and emerging markets, that, in the opinion of Polen Capital Management, LLC, the sub‑advisor to the Fund (the “Sub‑Advisor”), have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stocks, including the common stock of medium capitalization companies (meaning market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in the Sub‑Advisor’s opinion, the stock represents a particularly attractive investment opportunity.
Under normal market conditions, the Fund invests primarily in non‑U.S. equity securities. While under normal market conditions the Fund will invest in at least three different countries, the Sub‑Advisor anticipates that the Fund will ordinarily invest in approximately six or more countries. The specific allocation to U.S. and non‑U.S. securities will vary from time to time based on the Sub‑Advisor’s assessment of domestic and international market conditions. An issuer is considered to be “located” in a particular country on the basis of its domicile, its principal place of business or headquarters, its primary stock exchange listing, and/or the primary source of its revenues (i.e., at least 50% of its revenues are generated in that country). There is no minimum portion of the Fund’s assets required to be invested in any single country. Consistent with its investment criteria, the Fund may invest in equity securities of companies in emerging markets. An emerging market country is any country that is included in the MSCI Emerging Markets Index. An emerging market country includes any country that is included in the MSCI Emerging Markets Index, considered to be an emerging market country by the World Bank, the International Finance Corporation, or the United Nations, or other countries or markets that the Sub- Advisor identifies as having similar emerging markets characteristics Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.
The Fund invests in companies that the Sub‑Advisor believes have a sustainable competitive advantage within an industry with high barriers to entry. Industries with high barriers to entry include those that are dependent on large amounts of capital investment, government approval of products or services, large-scale distribution systems, and/or patents and other intellectual property. In selecting investments for the Fund, the Sub‑Advisor uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying sustainable competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams.
The Sub‑Advisor believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Sub‑Advisor focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Sub‑Advisor integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Sub‑Advisor utilizes an ESG framework that assesses how a company serves its key stakeholders, including employees, customers, shareholders, suppliers and other business partners, and the environment. All business issues studied as part of its investment process, including those classified by the Sub‑Advisor as material ESG issues, are considered as part of the Sub‑Advisor’s holistic assessment of the investment case for each company in the portfolio and its ability to meet the Sub‑Advisor’s return expectations. The Sub‑Advisor believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. The Sub‑Advisor may still make an investment even if it fails to satisfy the Sub‑Advisor’s ESG factors.
The Fund is non‑diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market, including, but not limited to, the technology sector. The extent of the Fund’s focus on certain sectors will change over time and may shift to other sectors, based on the Sub‑Advisor’s ongoing evaluation of the Fund’s holdings and of potential investments that meet the Fund’s investment mandate. The Fund will usually sell a security if, in the view of the Sub‑Advisor, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Sub‑Advisor may also sell a security if the Sub‑Advisor believes it to be overvalued or if a more attractive investment opportunity exists. Securities may also be sold if they underperform or to implement a revised allocation based on a modified view of market conditions or to invest in cash and cash equivalents. Although the Sub‑Advisor may purchase and then sell a security in a shorter period of time, the Sub‑Advisor typically invests in securities with the expectation of holding those investments on a long term basis.